Disposal of Assets and other changes in organizational structure - Summary of Assets Classified as Held for Sale (Detail) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of information about assets and liabilities of disposal groups classified as held for sale [Line Items]
Cash and Cash Equivalents	$ 8	$ 109
Trade receivables	117	205
Inventories	128	172
Investments	5	378
Property, plant and equipment	4,751	4,420
Others	309	444
Total	5,318	5,728
Trade Payables	102	135
Finance debt		14
Provision for decommissioning costs	170	52
Others	119	291
Total	391	$ 492
Exploration and production segment [member]
Disclosure of information about assets and liabilities of disposal groups classified as held for sale [Line Items]
Property, plant and equipment	4,370
Total	4,370
Trade Payables	29
Provision for decommissioning costs	170
Total	199
Distribution Segment [Member]
Disclosure of information about assets and liabilities of disposal groups classified as held for sale [Line Items]
Property, plant and equipment	1
Total	1
Refining Transportation and Marketing Segment [member]
Disclosure of information about assets and liabilities of disposal groups classified as held for sale [Line Items]
Cash and Cash Equivalents	8
Trade receivables	117
Inventories	128
Investments	5
Property, plant and equipment	285
Others	309
Total	852
Trade Payables	73
Others	119
Total	192
Gas and Power Segment [member]
Disclosure of information about assets and liabilities of disposal groups classified as held for sale [Line Items]
Property, plant and equipment	95
Total	$ 95